Form N-1A Cover	May 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Franklin Alternative Strategies Funds
Entity Central Index Key	0001535538
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Oct. 01, 2025